Long-term debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30,	December 31,
					2024	2023
Senior unsecured revolving credit facilities (a)	—	2024-2028	N/A		$668,876	$1,624,186
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2024-2031	N/A		789,216	786,962
Commercial paper	—	2025	N/A		33,000	481,720
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (c)	5.37%	2026		$1,140,787	1,135,137	1,144,897
Senior unsecured notes (d)	4.25%	2027-2047		$2,195,000	2,181,669	1,406,278
Senior unsecured utility notes	6.30%	2025-2035		$137,000	146,623	147,589
Senior secured utility bonds (e)	4.82%	2026-2044		$861,681	850,773	551,166
Construction loan (f)	6.57%	2024		$163,735	163,735	—
Canadian dollar borrowings
Senior unsecured notes	3.68%	2027-2050	C$	1,200,000	873,025	904,604
Senior secured project notes	10.21%	2027	C$	15,097	11,030	12,738
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.82%	2028-2040	CLF	1,463	64,026	70,967
					$6,917,110	$7,131,107
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400,000	$288,459	$298,382
Subordinated unsecured notes	5.21%	2079-2082		$1,100,000	1,087,080	1,086,541
					$1,375,539	$1,384,923
					$8,292,649	$8,516,030
Less: current portion					(158,278)	(621,856)
					$8,134,371	$7,894,174
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
	2024	2023
Revolving and term credit facilities	$4,589,200	$4,562,000
Funds drawn on facilities/commercial paper issued	(1,491,100)	(2,892,900)
Letters of credit issued	(461,900)	(469,100)
Liquidity available under the facilities	2,636,200	1,200,000
Undrawn portion of uncommitted letter of credit facilities	(254,600)	(254,100)
Cash on hand	131,633	56,142
Total liquidity and capital reserves	$2,513,233	$1,002,042

Schedule of Interest Expense	interest expenses recognized for the three and six months ended June 30, 2024 and 2023 consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Long-term debt	$73,169	$65,046	$139,881	$128,814
Commercial paper, credit facility draws and related fees	39,299	27,714	82,412	52,140
Accretion of fair value adjustments	(5,094)	(824)	(10,956)	(4,223)
Capitalized interest and AFUDC capitalized on regulated property	(2,269)	(4,420)	(5,661)	(8,304)
Other	682	2,147	2,635	3,154
	$105,787	$89,663	$208,311	$171,581